Schedule II: Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 11,025	$ 12,704	$ 18,264
Additions Charged to Expenses		2,195	1,875	662
Release	[1]	1,246	3,554	6,222
Balance at End of Period		11,974	11,025	12,704
Sales Returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		34,021	32,191	32,675
Additions Charged to Expenses		195,718	152,471	138,577
Release	[1]	193,282	150,641	139,061
Balance at End of Period		36,457	34,021	32,191
Sales Discounts and Incentives [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		86,274	98,416	110,572
Additions Charged to Expenses		325,843	306,497	322,164
Release	[1]	306,640	318,639	334,320
Balance at End of Period		105,477	86,274	98,416
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		75,753	89,814	96,026
Additions Charged to Expenses		(2,514)	0	0
Release	[1]	5,027	14,061	6,212
Balance at End of Period		$ 68,212	$ 75,753	$ 89,814

[1]	The charges to the accounts are for the purposes for which the allowances were created.